Income Taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Effective tax rate	17.00%	25.00%	11.00%	24.00%
Remeasurement of deferred income tax liabilities			$ 30